Notes to consolidated statement of profit and loss and other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2017
Notes to consolidated statement of profit and loss and other comprehensive income
Schedule of revenue

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Upfront payments	€20,137	€9,103	€2,194
Milestone payments	9,677	500	343
Research and development service fees (FTE)	6,601	5,110	4,317
	€36,415	€14,713	€6,854

Schedule of other operating income

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Grants	€422	€779	€1,598
Research and development incentives	983	641	608
Payroll tax rebates	3,436	1,019	895
	€4,841	€2,439	€3,101

Schedule of grants

(Amounts presented in thousands of €)

Flanders Innovation & Entrepreneurship—TGO
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/01/2013
End date:	06/30/2017
Amount granted and approved:	€2,697
Amount recognized:	2,697

Flanders Innovation & Entrepreneurship—Baekelandt
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/01/2014
End date:	12/31/2017
Amount granted and approved:	€277
Amount recognized:	270

Flanders Innovation & Entrepreneurship 4
Grantor: Flanders Innovation & Entrepreneurship Agency
Start date:	01/01/2015
End date:	12/31/2017
Amount granted and approved:	€1,568
Amount recognized:	1,568

Schedule of revenue and non-current assets generated geographically

	Revenue from
	external
	customers
	Year ended
	December 31,
(in thousands of €)	2017	2016	2015
Netherlands	€628	€548	€275
Belgium	—	—	—
Germany	—	311	2,190
Denmark	6,240	3,066	827
Switzerland	2,486	3,315	3,127
United States	1	47	435
Luxembourg	27,060	7,426	—
Total	€36,415	€14,713	€6,854

Schedule of research and development expenses

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Personnel expense	€16,473	€9,844	€6,665
External research and development expenses	27,893	17,562	11,653
Materials and consumables	1,562	1,180	1,050
Depreciation and amortization	446	335	196
Other expenses	5,366	2,636	1,071
	€51,740	€31,557	€20,635

Schedule of general and administrative expenses

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Personnel expense	€6,745	€3,256	€1,607
Consulting fees	3,289	2,563	2,395
Supervisory board	621	446	165
Office costs	1,793	746	758
	€12,448	€7,011	€4,925

Schedule of personnel expenses

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Short‑term employee benefits—Salaries	€12,149	€8,527	€5,192
Short‑term employee benefits—Social Security	1,504	1,027	802
Post‑employment benefits	291	175	207
Termination benefits	8	86	124
Share‑based payment	3,985	2,849	1,945
Employer social security contributions stock options	5,281	436	—
	€23,218	€13,100	€8,270

Schedule of full-time equivalents employees

	Year Ended
	December 31,
Number of FTE	2017	2016	2015
Research and development	56.8	46.9	31.4
General and administrative	14.7	9.9	5.8
	71.5	56.8	37.2

Schedule of operating lease commitments

	Year Ended
	December 31,
Operating lease commitments (in thousands of €)	2017	2016	2015
Less than 1 year	€1,028	€915	€630
1–3 years	465	1,159	1,130
3–5 years	33	24	142
More than 5 years	—	—	—
	€1,526	€2,098	€1,902

Schedule of financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Interest income on bank deposits	€165	€61	€76
Net gains on investments at FVTPL	210	12	36
Realized gain on non-current financial assets	875	—	—
Financial income	1 250	73	112

Exchange gains/(losses)	(5 797)	(31)	181

Schedule of income tax expenses

	Year Ended
	December 31,
(in thousands of €)	2017	2016	2015
Loss before taxes	(27,479)	(21,374)	(15,312)
Income tax calculated at 25%	6,870	5,344	3,828
Effect of expenses that are not deductible in determining taxable results	(1,141)	(755)	(568)
Effect of stock issue expenses that are not deductible in determining taxable results	5,754	462	—
Effect of concessions (R&D incentives and grants)	453	463	759
Effect of tax losses carried forward not recognized (Netherlands)	—	(5,551)	(3,601)
Effect of usage of tax losses carried forward not previously recognized (Netherlands)	19,378	—	—
Effect of tax losses carried forward not recognized (Belgium)	(27,413)	—	(301)
Effect of usage of tax losses carried forward not previously recognized (Belgium)	—	195	—
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)	373	—	—
Effect of different tax rates in jurisdictions in which the company operates	(517)	(180)	(122)
Deferred tax asset other than loss carryforwards not recognized	(4,363)	—	—
Other	9	22	5
Income tax expense recognized in the consolidated statement of profit and loss	€(597)	€—	€—

Schedule of loss per share

	Year Ended December 31,
(in thousands of €)	2017	2016	2015
Loss of the year	€(28,076)	€(21,374)	€(15,312)
Weighted average number of shares outstanding	24,609,536	18,820,612	15,734,007
Basic and diluted loss per share (in €)	€(1.14)	€(1.14)	€(0.97)